Note 20 - Asset Retirement Obligations ("ARO") (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Increase (decrease) through change in discount rate, other provisions	$ 731
Other provisions	4,175	$ 3,836	$ 6,547
Provisions, estimated future retirement costs	$ 6,890
Discount rate applied to cash flow projections	7.42%	5.96%
Xuxa mine [member]
Statement Line Items [Line Items]
Other provisions	$ 3,120	$ 2,504
Barreiro mine [member]
Statement Line Items [Line Items]
Other provisions	$ 1,055	$ 1,332